Overlay Shares Short Term Bond ETF
Schedule of Investments
May 31, 2022 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.6%
Exchange Traded Funds - 99.6%
Vanguard Short-Term Corporate Bond ETF (a)(b)	786,343	$60,862,948
TOTAL EXCHANGE TRADED FUNDS (Cost $64,145,306)		60,862,948

MONEY MARKET FUNDS - 0.8%
First American Government Obligations Fund - Class X, 0.66% (c)	510,022	510,022
TOTAL MONEY MARKET FUNDS (Cost $510,022)		510,022

	Number of
	Contracts (d)		Notional Value
PURCHASED OPTIONS - 0.0% (e)
PURCHASED PUT OPTIONS - 0.0% (e)
CBOE S&P 500 Index
Expiration: June 2022, Exercise Price: $3,725 (f)	14	4,760	$5,785,010
Expiration: June 2022, Exercise Price: $3,725 (f)	14	8,120	5,785,010
Expiration: June 2022, Exercise Price: $3,825 (f)	13	11,180	5,371,795
TOTAL PURCHASED OPTIONS (Cost $76,458)		24,060

Total Investments (Cost $64,731,786) - 100.4%		61,397,030
Liabilities in Excess of Other Assets - (0.4)%		(272,837)
TOTAL NET ASSETS - 100.0%		$61,124,193

Percentages are stated as a percent of net assets.
CBOE Chicago Board Options Exchange

(a)
Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $16,681,016.
(c)	The rate shown is the seven-day yield at period end.
(d)	Each contract has a multiplier of 100.
(e)	Less than 0.05%.
(f)	Held in connection with a written option, see Schedule of Written Options for more detail.

Overlay Shares Short Term Bond ETF
Schedule of Written Options
May 31, 2022 (Unaudited)
	Number of
	Contracts (a)	Value	Notional Value
WRITTEN OPTIONS - (0.1)%
WRITTEN PUT OPTIONS - (0.1)%
CBOE S&P 500 Index
Expiration: June 2022, Exercise Price: $3,850	14	$12,810	$5,785,010
Expiration: June 2022, Exercise Price: $3,850	14	19,880	5,785,010
Expiration: June 2022, Exercise Price: $3,950	13	29,055	5,371,795
TOTAL WRITTEN OPTIONS (Premiums Received $157,292)		$61,745

Percentages are stated as a percent of net assets.
CBOE Chicago Board Options Exchange

(a) Each contract has a multiplier of 100.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of May 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$60,862,948	$-	$-	$60,862,948
Money Market Funds	510,022	-	-	510,022
Purchased Put Options	24,060	-	-	24,060
Total Investments - Assets	$61,397,030	$-	$-	$61,397,030
Other Financial Instruments - Liabilities
Written Put Options	$61,745	$-	$-	$61,745